22. INCOME TAX AND DEFERRED TAXES (Details) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Description of deferred tax assets
Depreciations		$ 284,813	$ 201,246
Amortizations		995,428	2,833
Inventory		1,092,060	2,093,554
Provisions		7,898,743	7,467,232
Employee benefit obligations		600,915	572,681
Non-financial tax income		2,749,769	2,241,925
Tax losses		3,859,046	2,813,502
Other		1,751,672	959,137
Deferred tax assets		19,232,446	16,352,110
Description of deferred tax liabilities
Depreciations		23,273,026	20,563,486
Amortizations		5,947,506	4,395,158
Capitalized tax expenses		15,701,078	16,064,814
Employe benefit obligations		5,453	5,453
Revaluation of property, plant and equipment		9,480,283	9,480,283
Revaluation of assets and liabilities for business combinations		1,305,549	1,216,548
Difference of conversion non-monetary items Argentina (*)	[1]	6,537,237	5,892,985
Other		1,715,937	1,647,416
Deferred tax liabilities		$ 63,966,069	$ 59,266,143	$ 49,652,433

[1]	See note 2.26.